Income taxes - Schedule of provision of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Domestic	$ 11	$ 0	$ 0
Foreign	569	375	272
Total current income tax expense	580	375	272
Deferred:
Domestic	0	0	0
Foreign	401	265	186
Total deferred income tax expense	401	265	186
Provision for income taxes	$ 981	$ 640	$ 458